BUSINESS COMBINATION UNDER COMMON CONTROL	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATION UNDER COMMON CONTROL
BUSINESS COMBINATION UNDER COMMON CONTROL

39      BUSINESS COMBINATION UNDER COMMON CONTROL

(a)	Acquisition of gallium business

In September 2021, Pursuant to the agreement entered into between China Rare Earth, Zunyi Aluminum and Chalco Mining, the Group acquired the gallium business of China Rare Earth, a subsidiary of Chinalco, for a cash consideration of RMB396 million. This transaction is regarded as a business combination under common control. The consolidated financial statements for the year ended December 31, 2021 has combined the financial statements of the acquired gallium business from the beginning of the earliest period presented (Note 2.3(a)). The comparative financial data have been restated accordingly.

Revenue and net profit of the gallium business for the period from January 1, 2021 to the acquisition date and for the year ended December 31, 2020 are as follows:

	For the period from
	January 1, 2021 to the
	acquisition date	2020
Revenue	178,229	112,428
Net profit	32,315	26,219

Details of the purchase consideration, the net assets acquired are as follows:

Purchase consideration:
Cash paid	395,624
Total purchase consideration	395,624

39	BUSINESS COMBINATION UNDER COMMON CONTROL (CONTINUED)
(a)	Acquisition of gallium business (continued)

The carrying amounts of assets, liabilities and equity of the gallium business at the acquisition date and December 31, 2020 are as follows:

		December 31,
	Acquisition date	2020
Current assets	103,353	66,215
Non-current assets	70,660	74,270
Current liabilities	(3,770)	(7,037)
Non-current liabilities	(4,480)	—
Net assets – closing balance	165,763	133,448
Net assets – beginning balance	133,448	95,389

The adjustment on the beginning balance of the Group's total equity amounting to RMB95 million and RMB133 million for the year ended December 31, 2020 and 2021, respectively, represented the net assets of the gallium business at the same date which were combined to the consolidated balance sheet of the Group. The consideration of RMB396 million paid in 2021 was treated as a decrease in capital reserves.

(b)	Acquisition of Henan Zhongzhou Logistics

In April 2020, pursuant to the agreement entered into between Chalco Logistics Group Zhongzhou Co., Ltd. (“Chalco Logistics Zhongzhou”, “中鋁物流集團中州有限公司”, a subsidiary of Chalco Logistics), Henan Zhongzhou Logistics Co., Ltd. (“Henan Zhongzhou Logistics”, “河南中州物流有限公司”, a subsidiary of Zhongzhou Aluminum Factory prior of the transaction), Chalco Logistics Group Co., Ltd. (“Chalco Logistics”, “中鋁物流集團有限公司”, a subsidiary of the Company), Henan Zhongzhou Aluminum Factory Co., Ltd. (“Zhongzhou Aluminum Factory”, “河南中州鋁廠有限公司”, a subsidiary of Chinalco) and Chalco Zhongzhou Aluminum Industry Co., Ltd. (“Zhongzhou Aluminum Industry”, “中鋁中州鋁業有限公司”), Chalco Logistics Zhongzhou merged Henan Zhongzhou Logistics, which was a 100% owned subsidiary of Zhongzhou Aluminum Factory prior to the transaction, by issuing new shares of Chalco Logistics Zhongzhou to Zhongzhou Aluminum Factory.

(c)	Acquisition of Chongqing Xinan Transportation

Pursuant to the agreement entered into between Chalco Logistics, Southwest Aluminum Industry (Group) Co., Ltd. (“Southwest Aluminum Industry”, “西南鋁業（集團）有限責任公司”, a subsidiary of Chinalco) and Chongqing Southwest Aluminum Transportation Co., Ltd. (“Southwest Aluminum Transportation”, “重慶西南鋁運輸有限公司”, a subsidiary of Southwest Aluminum Industry prior to the transaction), Chalco Logistics acquired Chongqing Xinan Transportation on June 30, 2020 by subscription of its 51% newly issued shares for a cash consideration of RMB8.189 million.

39      BUSINESS COMBINATION UNDER COMMON CONTROL (CONTINUED)

(d)	Acquisition of Suzhou Zhongcai

On April 29, 2019, Chinalco Shanghai Company Limited (“Chinalco Shanghai”) (“中鋁上海有限公司”), a subsidiary of the Company, entered into an equity transfer agreement with Zhongse Technology Co., Ltd.* (“Zhongse Technology”) (“中色科技股份有限公司”) and Suzhou Research Institute of Non-ferrous Metals Co., Ltd.* (“Suzhou Research Institute”) (“蘇州有色金屬研究院有限公司”), pursuant to which, Chinalco Shanghai acquired 70% and 30% equity interests in Suzhou Zhongse Metal Materials Technology Co., Ltd.* (“Suzhou Zhongcai”) (“蘇州中色金屬材料科技有限公司”) from Zhongse Technology and Suzhou Research Institute, respectively. The consideration for the acquisition was RMB237 thousand, which was determined based on the appraisal value of the 100% equity interest in Suzhou Zhongcai. Chinalco Shanghai has paid the consideration in full as of June 30, 2019. The acquisition date was June 1, 2019, which was the date that the Group obtained control of Suzhou Zhongcai. Before and after the acquisition, both Suzhou Zhongcai and Chinalco Shanghai were controlled by Chinalco, and the control was not temporary. Thus, the acquisition of the 100% equity interest in Suzhou Zhongcai is considered to be a business combination under common control, other than significant influence or joint control.

The carrying amounts of the assets and liabilities of Suzhou Zhongcai as of the acquisition date and the comparative financial figures were as follows:

	December 31, 2018	June 1, 2019
Assets

Property, plant and equipment	55,747	55,746
Land use rights	26,574	—
Right-of-use assets	—	26,318
Other current assets	2,561	2,229
Deferred tax assets	86	143
Trade and notes receivables	3,485	2,758
Cash and cash equivalents	183	136

Liabilities
Deferred tax liabilities	111	—
Interest-bearing loans and borrowings	51,908	51,908
Other payables and accrued expenses	34,536	33,404
Trade and notes payables	1,664	1,564

Net assets	417	454

Non-controlling interests	—	—

Net assets acquired	—	454

Difference recognized in equity	—	(217)

Total purchase consideration	—	237

* The English names represent the best effort by management of the Group in translating the Chinese names of the companies as they do not have any official English names.